UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09561

CENTURY CAPITAL MANAGEMENT TRUST

(Exact name of Registrant as specified in charter)

c/o Century Capital Management, LLC

100 Federal Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Maureen E. Kane

c/o Century Capital Management, LLC

100 Federal Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 482-3060

Date of fiscal year end: 10/31

Date of reporting period: 07/31/2013

Item 1.	Schedule of Investments.

CENTURY SHARES TRUST

PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 95.3%

Consumer Discretionary - 21.0%

Auto Components - 3.0%
83,734	Lear Corp.	$5,800,254

Hotels, Restaurants & Leisure - 4.3%
113,637	Marriott International, Inc., Class A	4,723,890
22,065	Panera Bread Co., Class A(a)	3,685,958

		8,409,848

Internet & Catalog Retail - 2.8%
6,327	Priceline.com, Inc.(a)	5,540,364

Media - 5.6%
73,585	CBS Corp., Class B	3,888,231
109,677	DIRECTV(a)	6,939,264

		10,827,495

Multiline Retail - 2.6%
91,224	Dollar General Corp.(a)	4,987,216

Textiles Apparel & Luxury Goods - 2.7%
119,204	Gildan Activewear, Inc.	5,322,459

Total Consumer Discretionary		40,887,636

Consumer Staples - 8.1%

Beverages - 3.2%
73,639	PepsiCo, Inc.	6,151,802

Food & Staples Retailing - 2.7%
86,246	CVS Caremark Corp.	5,303,266

Tobacco - 2.2%
47,153	Philip Morris International, Inc.	4,205,105

Total Consumer Staples		15,660,173

Energy - 2.7%

Energy Equipment & Services - 2.7%
116,124	Halliburton Co.	5,247,644

Financials - 6.3%

Capital Markets - 2.4%
148,046	SEI Investments Co.	4,679,734

Diversified Financial Services - 3.5%
121,974	JPMorgan Chase & Co.	6,797,611

Insurance - 0.4%
4	Berkshire Hathaway, Inc., Class A(a)	695,600

Total Financials		12,172,945

Health Care - 12.9%

Biotechnology - 3.4%
38,369	Alexion Pharmaceuticals, Inc.(a)	4,459,629
14,924	Celgene Corp.(a)	2,191,738

		6,651,367

Health Care Equipment & Supplies - 2.6%
105,165	ResMed, Inc.	5,011,112

Shares		Value
Health Care (continued)
Health Care Providers & Services - 3.6%
106,972	Express Scripts Holding Co.(a)	$7,012,015

Pharmaceuticals - 3.3%
46,973	Actavis, Inc.(a)	6,307,065

Total Health Care		24,981,559

Industrials - 12.3%

Aerospace & Defense - 4.2%
116,439	B/E Aerospace, Inc.(a)	8,116,963

Commercial Services & Supplies - 3.4%
57,183	Stericycle, Inc.(a)	6,629,797

Construction & Engineering - 2.3%
73,071	Fluor Corp.	4,571,322

Industrial Conglomerates - 1.2%
19,156	3M Co.	2,249,489

Trading Companies & Distributors - 1.2%
48,216	Fastenal Co.	2,363,066

Total Industrials		23,930,637

Information Technology - 28.0%

Communications Equipment - 6.5%
296,607	Cisco Systems, Inc.	7,578,309
78,575	QUALCOMM, Inc.	5,072,016

		12,650,325

Computers & Peripherals - 6.0%
13,700	Apple, Inc.	6,199,250
206,350	EMC Corp.	5,396,053

		11,595,303

Internet Software & Services - 7.2%
105,724	eBay, Inc.(a)	5,464,873
9,528	Google, Inc., Class A(a)	8,457,053

		13,921,926

IT Services - 3.3%
90,206	Cognizant Technology Solutions Corp., Class A(a)	6,530,012

Software - 5.0%
65,992	Adobe Systems, Inc.(a)	3,120,102
204,000	Oracle Corp.	6,599,400

		9,719,502

Total Information Technology		54,417,068

Materials - 4.0%

Chemicals - 4.0%
113,993	LyondellBasell Industries NV, Class A	7,832,459

TOTAL COMMON STOCKS
(Cost $126,283,089)		185,130,121

See Notes to Portfolio of Investments.

CENTURY FUNDS

Shares		Value
SHORT-TERM INVESTMENTS - 4.0%

Money Market Mutual Funds - 4.0%

7,727,078	State Street Institutional U.S. Government Money Market Fund (0.00%(b) 7 Day Yield)	$7,727,078

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,727,078)		7,727,078

Total Investments - 99.3%
(Cost $134,010,167)		192,857,199

Other Assets in Excess of Liabilities - 0.7%		1,386,195

Net Assets - 100.0%		$194,243,394

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,967,924
Gross unrealized depreciation	(120,892)

Net unrealized appreciation	$58,847,032

See Notes to Portfolio of Investments.

CENTURY FUNDS

CENTURY SMALL CAP SELECT FUND

PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 95.5%

Consumer Discretionary - 14.2%

Auto Components - 0.4%
80,383	Gentherm, Inc.(a)	$1,639,813

Distributors - 0.8%
59,292	Core-Mark Holding Co., Inc.	3,714,644

Hotels, Restaurants & Leisure - 2.5%
94,870	Bally Technologies, Inc.(a)	6,800,282
44,197	Buffalo Wild Wings, Inc.(a)	4,577,925

		11,378,207

Household Durables - 2.4%
273,742	Ryland Group, Inc.	11,070,127

Specialty Retail - 4.8%
153,019	Big 5 Sporting Goods Corp.	3,101,695
133,703	DSW, Inc., Class A	10,133,350
346,426	Stage Stores, Inc.	8,646,793

		21,881,838

Textiles, Apparel & Luxury Goods - 3.3%
120,993	Hanesbrands, Inc.	7,678,216
198,082	Movado Group, Inc.	7,226,031

		14,904,247

Total Consumer Discretionary		64,588,876

Consumer Staples - 2.1%

Personal Products - 2.1%
277,313	Prestige Brands Holdings, Inc.(a)	9,403,684

Energy - 5.3%

Energy Equipment & Services - 3.2%
333,355	Helix Energy Solutions Group, Inc.(a)	8,457,216
912,141	Pioneer Energy Services Corp.(a)	6,184,316

		14,641,532

Oil, Gas & Consumable Fuels - 2.1%
292,818	Carrizo Oil & Gas, Inc.(a)	9,273,546

Total Energy		23,915,078

Financials - 10.2%

Capital Markets - 4.6%
248,541	Cohen & Steers, Inc.	8,542,354
119,879	HFF, Inc., Class A	2,517,459
264,816	Stifel Financial Corp.(a)	9,970,322

		21,030,135

Commercial Banks - 2.9%
144,567	Signature Bank(a)	13,235,109

Insurance - 2.7%
552,547	Tower Group International Ltd.	12,084,203

Total Financials		46,349,447

Health Care - 19.1%

Biotechnology - 3.0%
107,314	Myriad Genetics, Inc.(a)	3,184,006

Shares		Value
Health Care (continued)
Biotechnology (continued)
570,139	NPS Pharmaceuticals, Inc.(a)	$10,268,204

		13,452,210

Health Care Equipment & Supplies - 1.3%
117,306	Cyberonics, Inc.(a)	6,098,739

Health Care Providers & Services - 8.3%
254,317	Acadia Healthcare Co., Inc.(a)	9,376,668
164,609	Air Methods Corp.	5,529,216
210,356	BioScrip, Inc.(a)	3,418,285
287,349	Brookdale Senior Living, Inc.(a)	8,367,603
80,835	IPC The Hospitalist Co., Inc.(a)	4,071,659
183,967	Molina Healthcare, Inc.(a)	6,828,855

		37,592,286

Life Sciences Tools & Services - 3.4%
315,112	Bruker Corp.(a)	5,646,807
446,850	WuXi PharmaTech (Cayman), Inc., ADR(a)	9,920,070

		15,566,877

Pharmaceuticals - 3.1%
125,152	Jazz Pharmaceuticals PLC(a)	9,450,228
144,210	Pacira Pharmaceuticals, Inc.(a)	4,893,045

		14,343,273

Total Health Care		87,053,385

Industrials - 18.3%

Aerospace & Defense - 1.0%
59,593	Triumph Group, Inc.	4,675,667

Air Freight & Logistics - 1.2%
139,929	Hub Group, Inc., Class A(a)	5,352,284

Commercial Services & Supplies - 1.2%
200,087	Herman Miller, Inc.	5,624,446

Construction & Engineering - 0.2%
46,424	Aegion Corp.(a)	1,059,396

Machinery - 5.0%
116,330	Graco, Inc.	8,117,507
126,609	Lindsay Corp.	9,508,336
166,785	Sun Hydraulics Corp.	5,245,388

		22,871,231

Professional Services - 1.8%
117,592	Corporate Executive Board Co.	7,929,229

Road & Rail - 1.9%
201,176	Old Dominion Freight Line, Inc.(a)	8,787,368

Trading Companies & Distributors - 6.0%
206,265	Beacon Roofing Supply, Inc.(a)	8,413,549
670,300	CAI International, Inc.(a)	14,069,597
67,635	DXP Enterprises, Inc.(a)	4,666,815

		27,149,961

Total Industrials		83,449,582

Information Technology - 22.5%

Communications Equipment - 2.9%
240,885	Aruba Networks, Inc.(a)	4,282,935

See Notes to Portfolio of Investments.

CENTURY FUNDS

Shares		Value
Information Technology (continued)
Communications Equipment (continued)
179,865	Palo Alto Networks, Inc.(a)	$8,802,593

		13,085,528

Electronic Equipment Instruments & Components - 0.9%
233,351	InvenSense, Inc.(a)	4,125,646

Internet Software & Services - 7.5%
244,302	Dealertrack Technologies, Inc.(a)	9,136,895
340,821	j2 Global, Inc.	15,599,377
576,887	Millennial Media, Inc.(a)	5,716,950
93,471	Stamps.com, Inc.(a)	3,725,754

		34,178,976

Semiconductors & Semiconductor Equipment - 4.9%
323,893	Diodes, Inc.(a)	8,877,907
99,459	Hittite Microwave Corp.(a)	6,214,199
180,038	Silicon Laboratories, Inc.(a)	7,032,284

		22,124,390

Software - 6.3%
173,454	Imperva, Inc.(a)	8,780,241
328,077	Proofpoint, Inc.(a)	8,828,552
184,286	QLIK Technologies, Inc.(a)	5,771,838
70,827	Tyler Technologies, Inc.(a)	5,285,111

		28,665,742

Total Information Technology		102,180,282

Materials - 2.0%

Chemicals - 2.0%
183,284	American Vanguard Corp.	4,525,282
115,499	Koppers Holdings, Inc.	4,464,036

		8,989,318

Total Materials		8,989,318

Telecommunication Services - 1.8%

Diversified Telecommunication Services - 1.8%
289,507	Cogent Communications Group, Inc.	8,285,690

TOTAL COMMON STOCKS
(Cost $333,516,074)		434,215,342

SHORT-TERM INVESTMENTS - 4.5%

Money Market Mutual Funds - 4.5%

20,389,874	State Street Institutional U.S. Government Money Market Fund (0.00%(b) 7 Day Yield)	20,389,874

TOTAL SHORT-TERM INVESTMENTS
(Cost $20,389,874)		20,389,874

Total Investments - 100.0%
(Cost $353,905,948)		454,605,216

Other Assets in Excess of Liabilities - 0.0%(c)		196,571

Net Assets - 100.0%		$454,801,787

(a)	Non-income producing security.

(b)	Less than 0.005%.
(c)	Less than 0.05% of total net assets.

Abbreviations:

ADR - American Depositary Receipt

Ltd. - Limited

PLC - Public Limited Company

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$107,325,859
Gross unrealized depreciation	(7,261,598)

Net unrealized appreciation	$100,064,261

See Notes to Portfolio of Investments.

CENTURY FUNDS

CENTURY GROWTH OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS – AS OF JULY 31, 2013 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%

Consumer Discretionary - 19.9%

Auto Components - 2.0%
102,772	American Axle & Manufacturing Holdings, Inc.(a)	$1,998,915

Hotels, Restaurants & Leisure - 2.0%
19,508	Buffalo Wild Wings, Inc.(a)	2,020,639

Household Durables - 1.9%
43,064	Jarden Corp.(a)	1,958,120

Internet & Catalog Retail - 2.1%
28,224	TripAdvisor, Inc.(a)	2,117,364

Media - 1.8%
65,319	Sinclair Broadcast Group, Inc., Class A	1,842,649

Specialty Retail - 7.7%
26,874	DSW, Inc., Class A	2,036,780
69,824	Francesca’s Holdings Corp.(a)	1,735,825
20,184	Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,036,566
47,154	Urban Outfitters, Inc.(a)	2,006,874

		7,816,045

Textiles, Apparel & Luxury Goods - 2.4%
38,545	Hanesbrands, Inc.	2,446,066

Total Consumer Discretionary		20,199,798

Consumer Staples - 2.0%

Food & Staples Retailing - 2.0%
35,318	United Natural Foods, Inc.(a)	2,069,635

Energy - 4.4%

Energy Equipment & Services - 2.3%
11,127	Dril-Quip, Inc.(a)	1,011,556
53,786	Helix Energy Solutions Group, Inc.(a)	1,364,551

		2,376,107

Oil, Gas & Consumable Fuels - 2.1%
40,413	Whiting Petroleum Corp.(a)	2,080,057

Total Energy		4,456,164

Financials - 6.2%

Capital Markets - 2.0%
39,461	Waddell & Reed Financial, Inc., Class A	2,014,879

Commercial Banks - 1.9%
113,426	Associated Banc-Corp.	1,921,436

Insurance - 2.3%
14,270	Brown & Brown, Inc.	470,767
34,594	Hanover Insurance Group, Inc.	1,862,195

		2,332,962

Total Financials		6,269,277

Shares		Value
Health Care - 18.9%

Biotechnology - 3.0%
48,024	Alkermes PLC(a)	$1,612,646
10,729	Onyx Pharmaceuticals, Inc.(a)	1,408,718

		3,021,364

Health Care Equipment & Supplies - 6.7%
17,707	Cooper Cos., Inc.	2,254,986
42,168	Cyberonics, Inc.(a)	2,192,314
82,480	Globus Medical, Inc., Class A(a)	1,382,365
13,647	West Pharmaceutical Services, Inc.	1,006,603

		6,836,268

Health Care Providers & Services - 4.0%
56,795	Hanger, Inc.(a)	2,096,872
28,955	Universal Health Services, Inc., Class B	2,025,402

		4,122,274

Life Sciences Tools & Services - 1.0%
30,157	PerkinElmer, Inc.	1,028,052

Pharmaceuticals - 4.2%
27,737	Jazz Pharmaceuticals PLC(a)	2,094,421
29,410	Salix Pharmaceuticals Ltd.(a)	2,173,399

		4,267,820

Total Health Care		19,275,778

Industrials - 18.4%

Aerospace & Defense - 2.1%
30,678	B/E Aerospace, Inc.(a)	2,138,563

Construction & Engineering - 1.8%
30,788	Chicago Bridge & Iron Co., NV	1,834,349

Electrical Equipment - 2.0%
11,931	Acuity Brands, Inc.	1,032,032
7,774	Roper Industries, Inc.	979,213

		2,011,245

Machinery - 6.4%
28,987	Actuant Corp., Class A	1,023,531
22,666	Crane Co.	1,380,359
65,984	ITT Corp.	2,061,340
21,189	Snap-on, Inc.	2,009,777

		6,475,007

Professional Services - 1.2%
18,929	Corporate Executive Board Co.	1,276,383

Road & Rail - 2.8%
33,012	Avis Budget Group, Inc.(a)	1,044,499
16,437	Kansas City Southern	1,771,087

		2,815,586

Trading Companies & Distributors - 2.1%
37,614	United Rentals, Inc.(a)	2,156,035

Total Industrials		18,707,168

Information Technology - 26.5%

Communications Equipment - 4.2%
91,712	Aruba Networks, Inc.(a)	1,630,639
82,394	Finisar Corp.(a)	1,592,676
22,197	Palo Alto Networks, Inc.(a)	1,086,321

		4,309,636

See Notes to Portfolio of Investments.

CENTURY FUNDS

Shares		Value
Information Technology (continued)
Electronic Equipment Instruments & Components - 3.9%
48,245	InvenSense, Inc.(a)	$852,972
32,247	IPG Photonics Corp.	1,963,842
14,721	Littelfuse, Inc.	1,177,533

		3,994,347

Internet Software & Services - 2.1%
8,436	MercadoLibre, Inc.	990,640
44,733	Web.com Group, Inc.(a)	1,162,163

		2,152,803

IT Services - 5.1%
10,836	Alliance Data Systems Corp.(a)	2,143,144
68,615	Cardtronics, Inc.(a)	2,021,398
34,756	EPAM Systems, Inc.(a)	1,006,186

		5,170,728

Semiconductors & Semiconductor Equipment - 4.9%
37,186	Diodes, Inc.(a)	1,019,268
70,780	NXP Semiconductor NV(a)	2,310,967
52,604	Semtech Corp.(a)	1,591,271

		4,921,506

Software - 6.3%
26,093	ANSYS, Inc.(a)	2,083,265
44,359	BroadSoft, Inc.(a)	1,323,673
6,792	FleetMatics Group PLC(a)	255,787
24,725	Proofpoint, Inc.(a)	665,350
65,417	QLIK Technologies, Inc.(a)	2,048,860

		6,376,935

Total Information Technology		26,925,955

Materials - 1.4%

Containers & Packaging - 1.4%
61,517	Berry Plastics Group, Inc.(a)	1,418,582

Telecommunication Services - 2.0%

Diversified Telecommunication Services - 2.0%
67,249	tw telecom, Inc.(a)	2,002,675

TOTAL COMMON STOCKS (Cost $83,567,059)		101,325,032

SHORT-TERM INVESTMENTS - 1.1%

Money Market Mutual Funds - 1.1%

1,172,101	State Street Institutional U.S. Government Money Market Fund (0.00%(b) 7 Day Yield)	1,172,101

TOTAL SHORT-TERM INVESTMENTS (Cost $1,172,101)		1,172,101

Total Investments - 100.8% (Cost $84,739,160)		102,497,133

Liabilities in Excess of Other Assets - (0.8%)		(855,308)

Net Assets - 100.0%		$101,641,825

(a)	Non-income producing security.
(b)	Less than 0.005%.

Abbreviations:

Ltd. - Limited

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

+	Cost for Federal income tax purposes is substantially the same as for financial statement purposes. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$17,663,268
Gross unrealized depreciation	(799,766)

Net unrealized appreciation	$16,863,502

See Notes to Portfolio of Investments.

CENTURY FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

JULY 31, 2013 (Unaudited)

A. Security Valuations — Equity securities are valued at the last reported sale price or official closing price on the primary exchange or market on which they are traded, as reported by an independent pricing service. If no sale price or official closing price is reported, market value is generally determined based on quotes or closing prices obtained from a quotation reporting system, established market maker, or reputable pricing service. For unlisted securities and for exchange-listed securities for which there are no reported sales or official closing prices, fair value is generally determined using closing bid prices. In the absence of readily available market quotes, securities and other assets will be valued at fair value, as determined in good faith under procedures established by and under the general supervision of the Funds’ Board of Trustees. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value each business day.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used as of July 31, 2013 in valuing the Funds’ investments carried at fair value:

Century Shares Trust		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in Securities at	Level 1 -	Observable	Unobservable
Value*	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$185,130,121	$—	$—	$185,130,121
Short-Term Investments	7,727,078	—	—	7,727,078

TOTAL	$192,857,199	$—	$—	$192,857,199

Century Small Cap Select Fund		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in Securities at	Level 1 -	Observable	Unobservable
Value*	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$434,215,342	$—	$—	$434,215,342
Short-Term Investments	20,389,874	—	—	20,389,874

TOTAL	$454,605,216	$—	$—	$454,605,216

Century Growth Opportunities Fund		Level 2 -
		Other	Level 3 -
		Significant	Significant
Investments in Securities at	Level 1 -	Observable	Unobservable
Value*	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$101,325,032	$—	$—	$101,325,032
Short-Term Investments	1,172,101	—	—	1,172,101

TOTAL	$102,497,133	$—	$—	$102,497,133

* At July 31, 2013 the Funds held investments in common stocks classified as Level 1, with corresponding major categories as shown on each Fund’s Portfolio of Investments.

The Funds recognize transfers into and out of all levels at the end of the reporting period. There were no transfers into or out of Levels 1 and 2 during the period.

There were no securities classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, determined that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: CENTURY CAPITAL MANAGEMENT TRUST

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander L. Thorndike
Name:	Alexander L. Thorndike
Title:	Principal Executive Officer

Date: September 23, 2013

By:	/s/ Julie Smith
Name:	Julie Smith
Title:	Principal Financial Officer

Date: September 23, 2013